FEDERAL FUNDS/SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FEDERAL FUNDS/SECURITIES BORROWED, LOANED, AND SUBJECT TO REPURCHASE AGREEMENTS
Fair value of federal funds sold and securities borrowed or purchased under agreements to resell

In millions of dollars	2012	2011
Federal funds sold	$97	$37
Securities purchased under agreements to resell (1)	138,549	153,492
Deposits paid for securities borrowed	122,665	122,320
Total	$261,311	$275,849

(1)	Securities purchased under agreements to resell are reported net by counterparty, when applicable requirements for net presentation are met. The amounts in the table above were reduced for allowable netting by $49.4 billion and $53.0 billion at December 31, 2012 and 2011, respectively.

Fair value of federal funds purchased and securities loaned or sold under agreements to repurchase

In millions of dollars	2012	2011
Federal funds purchased	$1,005	$688
Securities sold under agreements to repurchase (1)	182,330	164,849
Deposits received for securities loaned	27,901	32,836
Total	$211,236	$198,373

(1)	Securities sold under agreements to repurchase are reported net by counterparty, when applicable requirements for net presentation are met. The amounts in the table above were reduced for allowable netting by $49.4 billion and $53.0 billion at December 31, 2012 and 2011, respectively.